14. Intangible assets (Details Narrative) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Intangible Assets Details Narrative
Indemnities receivable, noncurrent	R$ 24,071
Number of municipalities	368	366
Program Contracts Commitments, Current	R$ 128,802	R$ 109,042
Program Contracts Commitments, Noncurrent	110,698	69,051
Capitalized interest and inflation adjustment	649,048	700,743	R$ 466,544
Construction margin	70,335	81,513	72,908
Expropriations	19,576	40,452	R$ 66,801
Intangible assets - PPP	R$ 2,818,805	1,951,538
Intangible assets, physical evolution of contruction - PPP	89.00%
Intangible assets, discount rate for adjustment - PPP	7.80%
Intangible assets work in progress	R$ 10,387,000	R$ 9,156,000
Intangible assets work in progress - São Paulo	6,497,000
Intangible assets work in progress - PPP SÃO LOURENÇO	2,819,000
Intangible assets work in progress - Franca	253,000
Intangible assets work in progress, Itanhaém	R$ 208,000
Amortization average rate	3.90%	3.90%	3.90%
Intangible assets related to PPP ALTO TIETÊ	R$ 371,862	R$ 382,103
Estimated monetary restatement	7,900,000
Monthly assigned funds from tariffs	R$ 10,012
Adjustment to present value of agreement	8.20%
Agreement percentage of revenue	55.38%
Construction margin	2.30%	2.30%
Funds from tariffs arising from services provided	R$ 24,400